Subsequent Events (Details) - USD ($) $ / shares in Units, shares in Millions						1 Months Ended			2 Months Ended	9 Months Ended
	Aug. 14, 2015	Aug. 13, 2015	Feb. 09, 2015	Nov. 14, 2014	Mar. 12, 2014	Dec. 18, 2014	Oct. 17, 2014	May. 31, 2014	Aug. 31, 2015	Jun. 30, 2015	Jun. 30, 2014	Jul. 31, 2015	Sep. 30, 2014	Aug. 31, 2014	Sep. 30, 2013	Apr. 23, 2013	Sep. 30, 2010
Subsequent Event (Textual)
Share price		$ 0.10
Total cash consideration					$ 800,000
Number of common stock shares approved for issuance																	50
Unsecured debt amount										$ 1,500,000			$ 2,500,000		$ 1,000,000
Services rendered by related parties										1,000,000
Mr. Hansen [Member]
Subsequent Event (Textual)
Unsecured debt amount										$ 1,500,000				$ 5,000,000		$ 1,000,000
Private Lender [Member]
Subsequent Event (Textual)
Repayments of borrowed loan								$ 500,000
Subsequent Event [Member]
Subsequent Event (Textual)
Lease settlement amount						$ 500,000
Subsequent Event [Member] | Mr. Hansen [Member]
Subsequent Event (Textual)
Cash repayment									$ 2,500,000
Advances									$ 2,000,000
Shares converted									20
Share price									$ 0.10
Restricted shares of common stock	40
Unsecured debt amount							$ 1,000,000					$ 2,500,000
Services rendered by related parties							$ 600,000
Subsequent Event [Member] | Private Lender [Member]
Subsequent Event (Textual)
Sale of shares of common stock issued		5
Total cash consideration		$ 500,000
Repayments of borrowed loan			$ 1,250,000	$ 500,000
Subsequent Event [Member] | Private Lender [Member] | Warrant [Member]
Subsequent Event (Textual)
Share price		$ 0.05
Warrant issued to repurchase shares		5
Warrants exercise period, description		Exercisable for a period of sixty days from the date of issuance of the warrant
Subsequent Event [Member] | Former Substantial Stockholder [Member]
Subsequent Event (Textual)
Sale of shares of common stock issued		20
Share price		$ 0.10
Total cash consideration		$ 2,000,000
Subsequent Event [Member] | Former Substantial Stockholder [Member] | Warrant [Member]
Subsequent Event (Textual)
Share price		$ 0.10
Warrant issued to repurchase shares		25
Warrants exercise period, description		Exercisable for one year from the date of issuance of the warrant.
Subsequent Event [Member] | Former Lender [Member]
Subsequent Event (Textual)
Sale of shares of common stock issued		5
Share price		$ 0.10
Total cash consideration		$ 500,000
Subsequent Event [Member] | Former Lender [Member] | Warrant [Member]
Subsequent Event (Textual)
Share price		$ 0.05
Subsequent Event [Member] | Board of Directors [Member]
Subsequent Event (Textual)
Number of common stock shares approved for issuance	35